Investment Securities - Investment Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Contractual Maturities of Investment Securities [Abstract]
Federal statutory rate	35.00%
Weighted-average maturity of available-for-sale investment securities	4 years 3 months 18 days	6 years
Weighted-average yield of available-for-sale investment securities	2.32%	2.64%
Weighted average maturity of held-to-maturity investment securities	4 years	4 years 6 months
Weighted-average yield of held-to-maturity investment securities	1.92%	2.00%